Non-controlling Interest ("NCI") - Narrative (Details) - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 25, 2022	Jul. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Aug. 31, 2022
Bevo
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Proportion of ownership interest	49.90%
Change in ownership interests in net assets				$ 12,208
Bevo
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Maximum consideration receivable					$ 25,000
Maximum royalties received		$ 16,000
Bevo
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Proportion of ownership interest	50.10%		50.10%